UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin All Cap Value Fund	Shares	Value
Common Stocks 88.6%
Aerospace & Defense 2.8%
AAR Corp.	56,407	$1,520,169

Automobiles & Components 2.6%
Gentex Corp.	19,000	305,520
Johnson Controls Inc.	3,000	136,680
Spartan Motors Inc.	213,800	949,272
		1,391,472
Banks 5.3%
EverBank Financial Corp.	48,100	959,114
KeyCorp	48,700	722,708
U.S. Bancorp	26,200	1,184,502
		2,866,324
Building Products 11.8%
[a]Gibraltar Industries Inc.	145,000	2,775,300
Griffon Corp.	60,000	1,034,400
Insteel Industries Inc.	67,000	1,094,780
Universal Forest Products Inc.	23,500	1,492,250
		6,396,730
Commercial & Professional Services 1.0%
[a]Huron Consulting Group Inc.	4,000	305,880
McGrath RentCorp	8,700	220,632
		526,512
Consumer Durables & Apparel 6.7%
[a]BRP Inc. (Canada)	63,700	1,371,018
Coach Inc.	500	15,600
[a]Crocs Inc.	57,900	910,767
[a]Helen of Troy Ltd.	900	79,002
La-Z-Boy Inc.	30,000	762,000
Mattel Inc.	20,000	464,200
		3,602,587
Electrical Equipment 2.4%
Eaton Corp. PLC	1,000	60,580
Encore Wire Corp.	4,400	151,052
Regal Beloit Corp.	16,000	1,110,880
		1,322,512
Energy 5.9%
Apache Corp.	1,000	45,860
Baker Hughes Inc.	3,000	174,450
Bristow Group Inc.	9,000	405,450
California Resources Corp.	3,000	12,690
Denbury Resources Inc.	1,000	3,940
Hunting PLC (United Kingdom)	60,000	481,052
[a]Natural Gas Services Group Inc.	3,000	60,360
Occidental Petroleum Corp.	1,000	70,200
[a]PHI Inc.	35,700	1,061,718
[a]PHI Inc., non-voting	21,000	582,330
Rowan Cos. PLC	5,100	87,873
[a]Unit Corp.	10,000	197,300
		3,183,223
Food & Staples Retailing 2.5%
Wal-Mart Stores Inc.	18,900	1,360,422

Food, Beverage & Tobacco 8.8%
GrainCorp Ltd. (Australia)	55,000	359,031
The Kraft Heinz Co.	7,233	574,807
Maple Leaf Foods Inc. (Canada)	91,000	1,578,706

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Omega Protein Corp.	105,000	1,493,100
PepsiCo Inc.	8,000	770,800
		4,776,444
Health Care Equipment & Services 3.0%
Becton Dickinson and Co.	5,000	760,750
STERIS Corp.	12,500	864,125
		1,624,875
Household & Personal Products 2.0%
The Procter & Gamble Co.	14,300	1,096,810
Insurance 1.2%
The Allstate Corp.	3,300	227,535
Prudential Financial Inc.	5,000	441,800
		669,335
Machinery 3.9%
John Bean Technologies Corp.	18,000	656,100
Miller Industries Inc.	37,300	653,123
[a]Wabash National Corp.	44,068	605,494
Xylem Inc.	5,000	172,650
		2,087,367
Materials 9.9%
Albemarle Corp.	3,000	162,600
Alcoa Inc.	5,000	49,350
Allegheny Technologies Inc.	8,000	170,560
Axiall Corp.	56,000	1,648,080
Carpenter Technology Corp.	10,700	401,678
H.B. Fuller Co.	33,500	1,342,010
Kaiser Aluminum Corp.	100	8,445
Minerals Technologies Inc.	6,000	388,500
Sensient Technologies Corp.	13,000	889,070
Stepan Co.	5,500	269,555
		5,329,848
Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Gerresheimer AG (Germany)	15,600	1,146,558
Johnson & Johnson	12,000	1,202,520
Sanofi, ADR (France)	27,500	1,484,725
		3,833,803
Real Estate 1.5%
Excel Trust Inc.	300	4,752
LTC Properties Inc.	18,290	802,382
		807,134
Retailing 3.6%
The Men's Wearhouse Inc.	14,900	886,848
[a]The Pep Boys - Manny, Moe & Jack	67,900	804,615
Target Corp.	3,000	245,550
		1,937,013
Semiconductors & Semiconductor Equipment 1.6%
Microchip Technology Inc.	10,000	428,400
MKS Instruments Inc.	11,900	422,450
		850,850
Technology Hardware & Equipment 1.0%
Corning Inc.	30,000	560,400
Telecommunication Services 2.7%
[a]Orbcomm Inc.	237,500	1,463,000
Utilities 1.3%
The Laclede Group Inc.	13,000	703,430

Total Common Stocks (Cost $41,766,145)		47,910,260

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
	Principal Amount
Corporate Bonds (Cost $289,428) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$299,000	287,040
Total Investments before Short Term Investments (Cost $42,055,573)		48,197,300

Short Term Investments (Cost $5,627,443) 10.4%
	Shares
Money Market Funds 10.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	5,627,443	5,627,443
Total Investments (Cost $47,683,016) 99.6%		53,824,743
Other Assets, less Liabilities 0.4%		237,860
Net Assets 100.0%		$54,062,603

[a]Non-income producing.
[b]Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin Balance Sheet Investment Fund	Shares	Value
Common Stocks 91.0%
Banks 12.1%
Citigroup Inc.	769,000	$44,955,739
[a]Citizens Financial Group Inc.	880,000	22,941,600
Comerica Inc.	631,000	29,928,330
Farmers & Merchants Bank of Long Beach	1,475	9,218,750
KeyCorp	2,150,000	31,906,000
Regions Financial Corp.	300,000	3,117,000
		142,067,419
Capital Goods 2.9%
[b]Chart Industries Inc.	90,000	2,457,000
Encore Wire Corp.	535,000	18,366,550
Mueller Industries Inc.	396,000	12,818,520
		33,642,070
Commercial & Professional Services 2.4%
[b]Acco Brands Corp.	435,000	3,558,300
Heidrick & Struggles International Inc.	205,600	4,496,472
Kelly Services Inc., A	1,145,000	17,106,300
Tetra Tech Inc.	117,000	3,116,880
		28,277,952
Consumer Durables & Apparel 1.3%
[b]LeapFrog Enterprises Inc.	1,787,900	1,678,480
M.D.C. Holdings Inc.	457,000	13,646,020
		15,324,500
Consumer Services 4.8%
Royal Caribbean Cruises Ltd.	132,000	11,860,200
[b]Ruby Tuesday Inc.	3,089,000	22,673,260
Vail Resorts Inc.	195,500	21,444,395
		55,977,855
Energy 10.3%
Apache Corp.	333,000	15,271,380
Chevron Corp.	63,000	5,574,240
[b]Cloud Peak Energy Inc.	2,956,000	9,400,080
Devon Energy Corp.	524,600	25,925,732
Ensco PLC, A	487,000	8,074,460
[b]McDermott International Inc.	1,155,000	5,082,000
Occidental Petroleum Corp.	166,000	11,653,200
[b]PHI Inc.	77,500	2,304,850
[b]PHI Inc., non-voting	390,000	10,814,700
QEP Resources Inc.	407,000	5,649,160
Rowan Cos. PLC	884,000	15,231,320
Superior Energy Services Inc.	300,000	5,100,000
		120,081,122
Food, Beverage & Tobacco 6.5%
Archer-Daniels-Midland Co.	375,000	17,782,500
Bunge Ltd.	305,100	24,362,235
Fresh Del Monte Produce Inc.	541,000	21,380,320
GrainCorp Ltd. (Australia)	1,999,000	13,049,132
		76,574,187
Health Care Equipment & Services 1.1%
Invacare Corp.	342,000	5,831,100
National Healthcare Corp.	105,000	6,636,000
		12,467,100
Life & Health Insurance 12.2%
E-L Financial Corp. Ltd. (Canada)	55,000	30,277,544
MetLife Inc.	495,300	27,608,022
National Western Life Insurance Co., A	102,500	24,701,475
Prudential Financial Inc.	297,000	26,242,920

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

StanCorp Financial Group Inc.	297,000	33,863,940
		142,693,901
Materials 5.7%
Alcoa Inc.	1,473,831	14,546,707
Allegheny Technologies Inc.	535,000	11,406,200
Ashland Inc.	51,000	5,830,320
Axiall Corp.	90,000	2,648,700
Domtar Corp.	220,000	8,945,200
[b]Intrepid Potash Inc.	2,460,000	21,008,400
Materion Corp.	85,000	2,601,000
		66,986,527
Media 1.3%
[b]News Corp., B	857,000	12,229,390
Time Inc.	137,000	3,057,840
		15,287,230
Multi-line Insurance 5.0%
American National Insurance Co.	91,000	9,732,450
Assurant Inc.	215,000	16,039,000
HCC Insurance Holdings Inc.	420,000	32,407,200
		58,178,650
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
[b]Bio-Rad Laboratories Inc., A	122,021	18,393,446

Property & Casualty Insurance 5.0%
The Chubb Corp.	197,000	24,493,010
Selective Insurance Group Inc.	465,000	14,326,650
The Travelers Cos. Inc.	190,600	20,226,472
		59,046,132
Real Estate 0.7%
[b,c]Trinity Place Holdings Inc.	1,200,000	8,220,000

Retailing 1.0%
Haverty Furniture Cos. Inc.	505,000	11,200,900

Semiconductors & Semiconductor Equipment 6.2%
Brooks Automation Inc.	603,000	6,361,650
[b]First Solar Inc.	482,000	21,352,600
MKS Instruments Inc.	666,000	23,643,000
[b]Photronics Inc.	2,625,000	21,656,250
		73,013,500
Technology Hardware & Equipment 5.9%
Corning Inc.	2,255,000	42,123,400
[b]Fabrinet (Thailand)	655,000	12,156,800
[b]Ingram Micro Inc., A	548,000	14,922,040
		69,202,240
Telecommunication Services 2.2%
[b]Iridium Communications Inc.	1,975,883	14,661,052
[b]Orbcomm Inc.	1,750,000	10,780,000
		25,441,052
Utilities 2.8%
Eversource Energy	136,000	6,761,920
Great Plains Energy Inc.	253,000	6,605,830
IDACORP Inc.	134,000	8,322,740
PNM Resources Inc.	249,000	6,568,620
Westar Energy Inc.	130,000	4,894,500
		33,153,610
Total Common Stocks (Cost $823,092,254)		1,065,229,393
Convertible Preferred Stocks (Cost $4,915,625) 0.5%
Telecommunication Services 0.5%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	5,800,000

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Escrows and Litigation Trusts (Cost $—) 0.1%
[b,d,e]KGen Power Liquidating Trust, Contingent Distribution	2,800,000	964,043
Total Investments before Short Term Investments (Cost $828,007,879)		1,071,993,436

Short Term Investments 8.5%
Money Market Funds (Cost $99,625,469) 8.5%
[b,f]Institutional Fiduciary Trust Money Market Portfolio	99,625,469	99,625,469
Total Investments (Cost $927,633,348) 100.1%		1,171,618,905
Other Assets, less Liabilities (0.1)%		(719,279)
Net Assets 100.0%		$1,170,899,626

† Rounds to less than 0.1% of net assets.
[a] A portion or all of the security purchased on a delayed delivery basis.
[b] Non-income producing.
[c] See Note 5 regarding holdings of 5% voting securities.
[d] Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
[e] Security has been deemed illiquid because it may not be able to be sold within seven days.
[f] Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin Large Cap Value Fund	Shares	Value
Common Stocks 97.1%
Automobiles & Components 2.8%
BorgWarner Inc.	51,000	$2,535,210
Johnson Controls Inc.	78,500	3,576,460
		6,111,670
Banks 10.1%
Bank of America Corp.	136,000	2,431,680
BB&T Corp.	69,000	2,778,630
Citigroup Inc.	68,000	3,975,280
Comerica Inc.	70,000	3,320,100
KeyCorp	246,000	3,650,640
Regions Financial Corp.	250,000	2,597,500
U.S. Bancorp	71,000	3,209,910
		21,963,740
Capital Goods 12.0%
Dover Corp.	34,500	2,210,415
Eaton Corp. PLC	55,000	3,331,900
General Dynamics Corp.	26,000	3,876,860
General Electric Co.	83,500	2,179,350
Illinois Tool Works Inc.	28,000	2,505,160
Parker Hannifin Corp.	27,000	3,044,250
Pentair PLC (United Kingdom)	46,000	2,797,260
Rockwell Automation Inc.	15,000	1,751,700
Stanley Black & Decker Inc.	22,000	2,320,780
United Technologies Corp.	20,500	2,056,355
		26,074,030
Consumer Durables & Apparel 2.6%
NIKE Inc., B	32,400	3,733,128
Ralph Lauren Corp.	15,000	1,888,350
		5,621,478
Diversified Financials 5.3%
[a]Berkshire Hathaway Inc., A	8	1,712,000
Capital One Financial Corp.	20,456	1,663,073
Discover Financial Services	47,000	2,623,070
Northern Trust Corp.	27,000	2,065,230
State Street Corp.	45,000	3,445,200
		11,508,573
Energy 9.5%
Apache Corp.	19,400	889,684
Baker Hughes Inc.	37,200	2,163,180
California Resources Corp.	9,000	38,070
Chevron Corp.	20,000	1,769,600
ConocoPhillips	21,500	1,082,310
Denbury Resources Inc.	168,000	661,920
Devon Energy Corp.	27,000	1,334,340
Ensco PLC, A	56,000	928,480
Exxon Mobil Corp.	29,000	2,297,090
HollyFrontier Corp.	57,000	2,750,820
Occidental Petroleum Corp.	17,500	1,228,500
Phillips 66	19,250	1,530,375
Schlumberger Ltd.	23,000	1,904,860
Valero Energy Corp.	32,000	2,099,200
		20,678,429
Food & Staples Retailing 1.9%
CVS Health Corp.	37,000	4,161,390

Food, Beverage & Tobacco 2.8%
Archer-Daniels-Midland Co.	65,000	3,082,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

Bunge Ltd.	37,500	2,994,375
		6,076,675
Health Care Equipment & Services 3.6%
Abbott Laboratories	43,300	2,194,877
Becton, Dickinson and Co.	24,000	3,651,600
Medtronic PLC	24,730	1,938,585
		7,785,062
Household & Personal Products 0.7%
The Procter & Gamble Co.	20,000	1,534,000

Insurance 10.5%
Aflac Inc.	57,000	3,650,850
The Allstate Corp.	57,000	3,930,150
The Chubb Corp.	25,000	3,108,250
MetLife Inc.	63,000	3,511,620
Principal Financial Group Inc.	58,000	3,219,580
Prudential Financial Inc.	41,000	3,622,760
The Travelers Cos. Inc.	17,000	1,804,040
		22,847,250
Materials 7.2%
Air Products and Chemicals Inc.	10,400	1,482,104
Albemarle Corp.	42,000	2,276,400
Alcoa Inc.	305,000	3,010,350
FMC Corp.	39,000	1,893,060
The Mosaic Co.	52,000	2,232,880
Nucor Corp.	78,000	3,442,920
Praxair Inc.	12,000	1,369,680
		15,707,394
Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Gilead Sciences Inc.	18,000	2,121,480
Merck & Co. Inc.	64,000	3,773,440
Pfizer Inc.	95,000	3,425,700
Roche Holding AG, ADR (Switzerland)	70,000	2,527,700
Sanofi, ADR (France)	65,000	3,509,350
Teva Pharmaceutical Industries Ltd., ADR (Israel)	18,000	1,242,360
		16,600,030
Retailing 4.6%
The Home Depot Inc.	25,500	2,984,265
Nordstrom Inc.	39,000	2,976,090
Target Corp.	48,000	3,928,800
		9,889,155
Semiconductors & Semiconductor Equipment 2.6%
[a]First Solar Inc.	48,000	2,126,400
Maxim Integrated Products Inc.	48,600	1,654,344
Microchip Technology Inc.	45,000	1,927,800
		5,708,544
Software & Services 4.1%
International Business Machines Corp.	10,000	1,619,900
Microsoft Corp.	54,500	2,545,150
[a]Teradata Corp.	40,000	1,484,400
Xerox Corp.	295,000	3,250,900
		8,900,350
Technology Hardware & Equipment 7.3%
Cisco Systems Inc.	110,000	3,126,200
Corning Inc.	195,000	3,642,600
EMC Corp.	65,200	1,753,228
QUALCOMM Inc.	22,500	1,448,775
SanDisk Corp.	34,000	2,049,860
TE Connectivity Ltd.	23,600	1,437,712

	Franklin Value Investors Trust
	Statement of Investments, July 31, 2015 (unaudited) (continued)
	Western Digital Corp.	28,000	2,409,680
			15,868,055
	Transportation 1.3%
	American Airlines Group Inc.	44,000	1,764,400
	Norfolk Southern Corp.	11,000	927,630
			2,692,030
	Utilities 0.5%
	Exelon Corp.	34,000	1,091,060
	Total Common Stocks (Cost $154,548,797)		210,818,915

	Short Term Investments (Cost $6,320,376) 2.9%
	Money Market Funds 2.9%
	[a,b]Institutional Fiduciary Trust Money Market Portfolio	6,320,376	6,320,376
	Total Investments (Cost $160,869,173) 100.0%		217,139,291
	Other Assets, less Liabilities (0.0)% †		(103,157)
	Net Assets 100.0%		$217,036,134

	† Rounds to less than 0.1% of net assets.
	[a] Non-income producing.
	[b] Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

	ABBREVIATIONS
	Selected Portfolio

ADR	- American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 95.9%
Aerospace & Defense 3.4%
[a]Ducommun Inc.	269,042	$6,443,556
[a]Sparton Corp.	260,211	6,208,635
		12,652,191
Automobiles & Components 1.8%
Spartan Motors Inc.	1,500,000	6,660,000

Banks 11.0%
Bar Harbor Bankshares	224,000	7,683,200
Citizens Community Bancorp Inc.	128,700	1,172,457
County Bancorp Inc.	50,000	920,250
First Defiance Financial Corp.	193,000	7,420,850
Investar Holding Corp.	200,000	3,098,000
MidSouth Bancorp Inc.	225,000	3,138,750
[b]Northeast Bancorp	459,500	4,742,040
Old Line Bancshares Inc.	94,145	1,489,374
Peoples Financial Services Corp.	87,543	3,438,689
Southern Missouri Bancorp Inc.	140,000	2,643,200
WSFS Financial Corp.	170,000	4,880,700
		40,627,510
Building Products 5.2%
Burnham Holdings Inc., A	219,000	4,002,225
[a,b]Continental Materials Corp.	129,700	1,942,257
[a]Gibraltar Industries Inc.	510,000	9,761,400
Griffon Corp.	100,000	1,724,000
Insteel Industries Inc.	119,723	1,956,274
		19,386,156
Commercial & Professional Services 4.0%
Ecology and Environment Inc., A	144,000	1,628,640
Healthcare Services Group Inc.	350,000	12,218,500
Kelly Services Inc., A	60,100	897,894
		14,745,034
Construction & Engineering 2.6%
[a]Northwest Pipe Co.	155,600	2,808,580
[a]Orion Marine Group Inc.	310,000	2,244,400
[a,b]Sterling Construction Co.	963,400	4,518,346
		9,571,326
Consumer Durables & Apparel 4.5%
[a,b]Delta Apparel Inc.	780,000	9,586,200
[a]The Dixie Group Inc.	120,989	1,186,902
Flexsteel Industries Inc.	120,000	4,790,400
[a]LeapFrog Enterprises Inc.	750,000	704,100
[a]P & F Industries Inc., A	40,000	343,600
		16,611,202
Consumer Services 5.1%
Frisch's Restaurants Inc.	177,304	5,975,145
[a,b]Full House Resorts Inc.	1,600,000	2,512,000
[a]Lakes Entertainment Inc.	119,520	1,090,022
[a]Ruby Tuesday Inc.	1,260,000	9,248,400
		18,825,567
Diversified Financials 0.9%
KCAP Financial Inc.	674,150	3,485,356

Electrical Equipment 1.2%
Global Power Equipment Group Inc.	675,000	4,556,250

Energy 8.8%
Ardmore Shipping Corp. (Ireland)	365,000	4,796,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Cloud Peak Energy Inc.	480,000	1,526,400
[a]Magellan Petroleum Corp.	187,500	483,750
[a]Natural Gas Services Group Inc.	200,000	4,024,000
[a]Parker Drilling Co.	1,035,000	2,628,900
[a]PHI Inc.	17,600	523,424
[a]PHI Inc., non-voting	391,000	10,842,430
[a]Renewable Energy Group Inc.	247,000	2,519,400
Tesco Corp.	555,200	5,329,920
		32,674,324
Food & Staples Retailing 1.8%
Village Super Market Inc., A	227,000	6,510,360

Food, Beverage & Tobacco 9.9%
John B. Sanfilippo & Son Inc.	160,000	8,318,400
[a]Omega Protein Corp.	880,000	12,513,600
[a]Seneca Foods Corp., A	410,000	11,967,900
[a]Seneca Foods Corp., B	121,500	3,932,955
		36,732,855
Industrial Conglomerates 0.0%†
[a,c]Smith Investment Co. LLC	44,600	29,284

Insurance 4.1%
[a,b]ACMAT Corp., A	274,900	4,948,200
Baldwin & Lyons Inc., B	305,001	7,112,623
[a]Global Indemnity PLC, A	74,000	2,046,100
[a]Hallmark Financial Services Inc.	120,000	1,281,600
		15,388,523
Machinery 10.7%
Alamo Group Inc.	156,000	8,196,240
[b]Hardinge Inc.	934,900	7,946,650
[b]Hurco Cos. Inc.	365,000	11,424,500
[a]Lydall Inc.	193,000	5,734,030
Miller Industries Inc.	355,000	6,216,050
		39,517,470
Materials 5.3%
[d]Central Steel and Wire Co.	6,905	4,267,290
Friedman Industries Inc.	5,600	32,536
[a]Mercer International Inc.	200,000	2,418,000
The Monarch Cement Co.	140,744	4,785,296
Olympic Steel Inc.	350,000	4,242,000
[a]Universal Stainless & Alloy Products Inc.	291,000	3,931,410
		19,676,532
Real Estate 1.8%
[a,c]Allen Organ Co. (LandCo. Holdings)	94,800	444,612
Arbor Realty Trust Inc.	257,700	1,762,668
[a]Bresler & Reiner Inc.	205,000	112,750
Griffin Industrial Realty Inc.	127,000	3,982,720
[a,b]Origen Financial Inc.	1,900,000	266,000
		6,568,750
Retailing 6.3%
Caleres Inc.	226,000	7,467,040
Fred's Inc.	260,000	4,690,400
Haverty Furniture Cos. Inc.	215,000	4,768,700
Shoe Carnival Inc.	233,000	6,596,230
		23,522,370
Semiconductors & Semiconductor Equipment 1.0%
[a]Photronics Inc.	464,797	3,834,575

Technology Hardware & Equipment 1.4%
[a]Key Tronic Corp.	400,000	4,004,000

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
[a]Kimball Electronics Inc.	100,725	1,350,722
		5,354,722
Telecommunication Services 3.8%
[a]Alaska Communications Systems Group Inc.	1,100,000	2,376,000
Atlantic Tele-Network Inc.	66,000	4,668,840
[a]Hawaiian Telcom Holdco Inc.	225,000	5,602,500
North State Telecommunications Corp., B	21,757	1,359,813
		14,007,153
Transportation 1.3%
International Shipholding Corp.	345,000	1,728,450
Providence and Worcester Railroad Co.	190,000	3,230,000
		4,958,450
Total Common Stocks (Cost $239,785,379)		355,895,960

Short Term Investments (Cost $15,333,720) 4.1%
Money Market Funds 4.1%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	15,333,720	15,333,720
Total Investments (Cost $255,119,099) 100.0%		371,229,680
Other Assets, less Liabilities (0.0)%†		(103,029)
Net Assets 100.0%		$371,126,651

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]See Note 4 regarding restricted securities.
[d]At July 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
[e]Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 97.6%
Automobiles & Components 1.3%
BorgWarner Inc.	7,400	$367,854
Harley-Davidson Inc.	30,900	1,801,470
		2,169,324
Banks 5.1%
Comerica Inc.	60,900	2,888,487
KeyCorp	201,500	2,990,260
Regions Financial Corp.	239,600	2,489,444
		8,368,191
Capital Goods 8.5%
BWX Technologies Inc.	29,100	714,696
Carlisle Cos. Inc.	13,400	1,356,884
Dover Corp.	6,800	435,676
Fortune Brands Home & Security Inc.	27,000	1,289,250
Hillenbrand Inc.	24,500	694,820
ITT Corp.	29,700	1,128,600
KBR Inc.	25,000	436,750
L-3 Communications Holdings Inc.	14,400	1,662,624
[a]MRC Global Inc.	15,000	192,750
Owens Corning Inc.	24,674	1,106,629
Pentair PLC (United Kingdom)	7,800	474,318
Regal Beloit Corp.	32,400	2,249,532
Rockwell Automation Inc.	700	81,746
Stanley Black & Decker Inc.	800	84,392
W.W. Grainger Inc.	1,900	434,549
[a]WABCO Holdings Inc.	4,000	493,880
Xylem Inc.	30,600	1,056,618
		13,893,714
Commercial & Professional Services 1.5%
Robert Half International Inc.	15,300	841,959
Towers Watson & Co.	12,200	1,546,716
		2,388,675
Consumer Durables & Apparel 2.8%
Coach Inc.	37,800	1,179,360
Hasbro Inc.	15,300	1,204,722
Pulte Group Inc.	65,200	1,350,944
Ralph Lauren Corp.	6,000	755,340
		4,490,366
Diversified Financials 5.4%
KKR & Co., LP (Units)	100,800	2,409,120
Northern Trust Corp.	49,200	3,763,308
Raymond James Financial Inc.	45,300	2,672,700
		8,845,128
Energy 8.6%
Cabot Oil & Gas Corp., A	30,500	797,880
[a]Cameron International Corp.	11,600	585,336
Cimarex Energy Co.	7,200	749,664
[a]Concho Resources Inc.	15,100	1,609,056
[a]Diamondback Energy Inc.	23,600	1,588,280
EnCana Corp. (Canada)	12,600	95,634
EQT Corp.	15,100	1,160,435
[a]FMC Technologies Inc.	12,000	393,120
Helmerich & Payne Inc.	12,000	692,880
HollyFrontier Corp.	32,700	1,578,102
Marathon Oil Corp.	31,500	661,815
Murphy Oil Corp.	11,900	390,201
National Oilwell Varco Inc.	17,100	720,423
Noble Energy Inc.	18,800	662,324

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
Pioneer Natural Resources Co.	5,900	747,943
Range Resources Corp.	8,400	330,456
Rowan Cos. PLC	39,900	687,477
Superior Energy Services Inc.	36,800	625,600
		14,076,626
Food, Beverage & Tobacco 1.1%
Bunge Ltd.	7,594	606,381
Ingredion Inc.	14,100	1,243,620
		1,850,001
Health Care Equipment & Services 6.6%
[a]Community Health Systems Inc.	6,800	397,868
DENTSPLY International Inc.	15,300	870,723
Hill-Rom Holdings Inc.	17,400	974,922
[a]Laboratory Corp. of America Holdings	11,600	1,476,564
[a]LifePoint Health Inc.	22,400	1,856,064
[a]Mednax Inc.	19,100	1,616,624
ResMed Inc.	11,500	666,425
Zimmer Biomet Holdings Inc.	28,200	2,934,774
		10,793,964
Insurance 7.6%
Arthur J. Gallagher & Co.	45,000	2,134,350
[a]Genworth Financial Inc., A	83,300	583,933
Principal Financial Group Inc.	44,500	2,470,195
The Progressive Corp.	125,600	3,830,800
RenaissanceRe Holdings Ltd.	11,100	1,191,030
W. R. Berkley Corp.	39,900	2,223,228
		12,433,536
Materials 8.2%
Albemarle Corp.	35,100	1,902,420
Alcoa Inc.	59,500	587,265
Ashland Inc.	14,400	1,646,208
Axiall Corp.	42,000	1,236,060
Celanese Corp., A	11,400	751,488
Domtar Corp.	31,600	1,284,856
[a]Intrepid Potash Inc.	120,500	1,029,070
The Mosaic Co.	52,700	2,262,938
Nucor Corp.	25,300	1,116,742
[a]WestRock Co.	23,556	1,485,442
		13,302,489
Media 1.2%
John Wiley & Sons Inc., A	36,900	1,956,069

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Agilent Technologies Inc.	41,700	1,707,615
[a]Bio-Rad Laboratories Inc., A	9,300	1,401,882
Perrigo Co. PLC	4,500	864,900
		3,974,397
Real Estate 10.8%
Alexandria Real Estate Equities Inc.	4,500	417,195
American Campus Communities Inc.	68,000	2,537,760
Boston Properties Inc.	6,500	801,320
DDR Corp.	193,200	3,149,160
Equity Lifestyle Properties Inc.	31,300	1,811,644
Host Hotels & Resorts Inc.	191,500	3,711,270
Liberty Property Trust	89,100	3,032,073
Prologis Inc.	21,200	860,932
[a]Realogy Holdings Corp.	28,000	1,274,560
		17,595,914
Retailing 4.6%
Best Buy Co. Inc.	27,400	884,746
Big Lots Inc.	38,600	1,666,748
Chico's FAS Inc.	76,400	1,162,808

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
DSW Inc., A	36,200	1,177,224
[b]GameStop Corp., A	19,500	894,075
The Gap Inc.	24,500	893,760
Staples Inc.	50,700	745,797
		7,425,158
Semiconductors & Semiconductor Equipment 3.3%
[a]First Solar Inc.	15,300	677,790
KLA-Tencor Corp.	15,500	822,275
Maxim Integrated Products Inc.	18,200	619,528
Microchip Technology Inc.	18,800	805,392
NVIDIA Corp.	60,400	1,204,980
Teradyne Inc.	61,300	1,180,638
		5,310,603
Software & Services 4.9%
Amdocs Ltd.	29,900	1,753,635
[a]Cadence Design Systems Inc.	58,600	1,228,842
Leidos Holdings Inc.	28,125	1,147,500
Science Applications International Corp.	16,071	862,691
Symantec Corp.	10,000	227,400
[a]Teradata Corp.	28,700	1,065,057
Total System Services Inc.	23,700	1,095,414
Xerox Corp.	61,500	677,730
		8,058,269
Technology Hardware & Equipment 3.2%
Corning Inc.	63,100	1,178,708
[a]Keysight Technologies Inc.	45,450	1,388,043
[a]Knowles Corp.	30,700	584,835
SanDisk Corp.	20,100	1,211,829
Western Digital Corp.	10,500	903,630
		5,267,045
Telecommunication Services 0.5%
CenturyLink Inc.	13,100	374,660
[a]Level 3 Communications Inc.	7,700	388,850
		763,510
Transportation 1.1%
Alaska Air Group Inc.	12,000	909,000
J.B. Hunt Transport Services Inc.	9,900	832,788
		1,741,788
Utilities 8.9%
[a]Calpine Corp.	112,100	2,051,430
CMS Energy Corp.	56,500	1,935,690
DTE Energy Co.	31,700	2,550,582
Eversource Energy	49,700	2,471,084
ITC Holdings Corp.	96,600	3,263,148
Sempra Energy	22,800	2,320,584
		14,592,518
Total Common Stocks and Other Equity Interests (Cost $140,560,962)		159,297,285

Short Term Investments 2.4%
Money Market Funds (Cost $3,395,670) 2.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	3,395,670	3,395,670

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.3%
Repurchase Agreements (Cost $439,470) 0.3%
[d]Joint Repurchase Agreement, 0.14%, 8/03/15, (Maturity Value $439,475)
Nomura Securities International Inc.
Collateralized by U.S. Treasury Bonds, 7.25%, 5/15/16; U.S. Treasury Bonds, Index
Linked, 0.125%, 4/15/20 - 2/15/45; U.S. Treasury Notes, 0.875%, 1/31/18; U.S.
Treasury Notes, Index Linked, 0.125% - 2.125%, 4/15/17 - 7/15/21; and U.S.
Treasury Strips, 2/15/16 - 5/15/45 (valued at $448,259)	$439,470	439,470

Total Investments (Cost $144,396,102) 100.0%		163,132,425
Other Assets, less Liabilities 0.0%†		60,255
Net Assets 100.0%		$163,192,680

† Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] A portion or all of the security is on loan at July 31, 2015.
[c] Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
[d] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 93.2%
Aerospace & Defense 1.9%
AAR Corp.	1,707,500	$46,017,125

Automobiles & Components 4.1%
Drew Industries Inc.	501,200	29,400,392
Gentex Corp.	1,659,800	26,689,584
Thor Industries Inc.	546,200	30,521,656
Winnebago Industries Inc.	580,800	12,969,264
		99,580,896
Banks 3.5%
Chemical Financial Corp.	699,155	23,037,157
EverBank Financial Corp.	2,113,300	42,139,202
Peoples Bancorp Inc.	421,800	8,874,672
TrustCo Bank Corp. NY	1,532,600	9,548,098
		83,599,129
Building Products 4.6%
[a]Gibraltar Industries Inc.	1,160,400	22,210,056
Griffon Corp.	276,900	4,773,756
Simpson Manufacturing Co. Inc.	707,400	25,339,068
Universal Forest Products Inc.	906,800	57,581,800
		109,904,680
Commercial & Professional Services 2.9%
[a]Huron Consulting Group Inc.	173,600	13,275,192
McGrath RentCorp	790,500	20,047,080
MSA Safety Inc.	699,700	36,139,505
		69,461,777
Construction & Engineering 3.7%
EMCOR Group Inc.	1,131,100	54,100,513
Granite Construction Inc.	1,048,370	35,665,548
		89,766,061
Consumer Durables & Apparel 6.6%
[a]BRP Inc. (Canada)	1,436,100	30,909,255
Brunswick Corp.	354,300	18,809,787
[a]Crocs Inc.	1,873,500	29,470,155
[a]Helen of Troy Ltd.	38,100	3,344,418
[b]Hooker Furniture Corp.	582,900	14,543,355
La-Z-Boy Inc.	1,595,400	40,523,160
[a]M/I Homes Inc.	875,400	21,955,032
		159,555,162
Electrical Equipment 4.4%
EnerSys	561,700	35,078,165
Franklin Electric Co. Inc.	559,700	16,152,942
Powell Industries Inc.	71,400	2,130,576
Regal Beloit Corp.	746,500	51,829,495
		105,191,178
Energy 4.0%
Bristow Group Inc.	425,200	19,155,260
Energen Corp.	314,000	17,332,800
[a]Helix Energy Solutions Group Inc.	871,200	7,291,944
Hunting PLC (United Kingdom)	1,866,500	14,964,724
[a]Oil States International Inc.	568,800	17,126,568
[a]Unit Corp.	1,014,400	20,014,112
		95,885,408
Food, Beverage & Tobacco 3.1%
GrainCorp Ltd. (Australia)	2,675,000	17,461,945

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)

Maple Leaf Foods Inc. (Canada)	3,243,800	56,274,808
		73,736,753
Health Care Equipment & Services 5.5%
Hill-Rom Holdings Inc.	574,200	32,172,426
Invacare Corp.	654,300	11,155,815
STERIS Corp.	706,100	48,812,693
Teleflex Inc.	297,000	39,795,030
		131,935,964
Industrial Conglomerates 1.9%
Carlisle Cos. Inc.	458,000	46,377,080

Insurance 11.8%
Arthur J. Gallagher & Co.	304,400	14,437,692
Aspen Insurance Holdings Ltd.	944,400	45,416,196
The Hanover Insurance Group Inc.	545,600	44,111,760
HCC Insurance Holdings Inc.	235,300	18,155,748
Montpelier Re Holdings Ltd.	430,800	18,373,620
Old Republic International Corp.	1,820,000	30,448,600
StanCorp Financial Group Inc.	743,900	84,819,478
Validus Holdings Ltd.	585,411	27,133,800
		282,896,894
Machinery 6.5%
Astec Industries Inc.	1,117,500	43,928,925
EnPro Industries Inc.	47,400	2,402,232
Hillenbrand Inc.	643,200	18,241,152
Kennametal Inc.	68,200	2,161,258
[c]Lindsay Corp.	232,900	19,533,323
Mueller Industries Inc.	1,198,500	38,795,445
[a]Wabash National Corp.	1,952,400	26,825,976
Watts Water Technologies Inc., A	80,000	4,436,800
		156,325,111
Materials 13.2%
A. Schulman Inc.	1,011,440	37,655,911
Allegheny Technologies Inc.	428,700	9,139,884
AptarGroup Inc.	84,600	5,735,034
Axiall Corp.	1,750,500	51,517,215
Carpenter Technology Corp.	774,900	29,089,746
H.B. Fuller Co.	1,188,500	47,611,310
Minerals Technologies Inc.	564,500	36,551,375
RPM International Inc.	496,500	23,270,955
Sensient Technologies Corp.	767,700	52,503,003
Stepan Co.	508,500	24,921,585
		317,996,018
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Gerresheimer AG (Germany)	696,300	51,176,163

Real Estate 2.2%
Excel Trust Inc.	918,800	14,553,792
LTC Properties Inc.	857,700	37,627,299
		52,181,091
Retailing 6.8%
Caleres Inc.	651,900	21,538,776
The Cato Corp., A	544,800	20,925,768
[a]Genesco Inc.	281,300	18,197,297
Group 1 Automotive Inc.	287,400	27,869,178
The Men's Wearhouse Inc.	664,800	39,568,896
[a]The Pep Boys - Manny, Moe & Jack	2,343,300	27,768,105
[a]West Marine Inc.	815,200	7,402,016
		163,270,036
Semiconductors & Semiconductor Equipment 1.2%
Cohu Inc.	1,000,000	9,910,000

Franklin Value Investors Trust

Statement of Investments, July 31, 2015 (unaudited) (continued)
MKS Instruments Inc.	537,100	19,067,050
		28,977,050
Technology Hardware & Equipment 1.5%
[a]Ingram Micro Inc., A	708,400	19,289,732
[a]Rofin-Sinar Technologies Inc.	713,000	17,782,220
		37,071,952
Utilities 1.7%
The Laclede Group Inc.	743,400	40,225,374

Total Common Stocks (Cost $1,705,064,180)		2,241,130,902
	Principal Amount
Corporate Bonds (Cost $13,481,151) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$13,927,000	13,369,920

Total Investments before Short Term Investments (Cost $1,718,545,331)		2,254,500,822
	Shares

Short Term Investments 6.4%
Money Market Funds (Cost $135,937,650) 5.6%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	135,937,650	135,937,650
Investments from Cash Collateral Received for Loaned Securities 0.8%
Money Market Funds (Cost $12,250,000) 0.5%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	12,250,000	12,250,000
	Principal Amount

[e]Repurchase Agreements 0.3%
Joint Repurchase Agreement, 0.14%, 8/03/15, (Maturity Value $4,674,212)
Nomura Securities International Inc.
Collateralized by U.S. Treasury Bonds, 7.25%, 5/15/16; U.S. Treasury Bonds, Index
Linked, 0.75% - 2.125%, 2/15/41 - 2/15/45; U.S. Treasury Notes, 0.875%, 1/31/18;
U.S. Treasury Notes, Index Linked, 0.125% - 2.125%, 4/15/17 - 1/15/25; and U.S.
Treasury Strips, 2/15/16 - 5/15/45 (valued at $4,767,641)	$4,674,157	4,674,157
Joint Repurchase Agreement, 0.15%, 8/03/15, (Maturity Value $2,756,512)
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 3.625%, 2/15/44; and U.S. Treasury Notes,
0.149% - 3.625%, 9/30/15 - 2/15/24 (valued at $2,811,608)	2,756,478	2,756,478
Total Repurchase Agreements (Cost $7,430,635)		7,430,635
Total Investments from Cash Collateral Received for Loaned Securities (Cost $19,680,635)		19,680,635
Total Investments (Cost $1,874,163,616) 100.2%		2,410,119,107
Other Assets, less Liabilities (0.2)%		(5,978,539)
Net Assets 100.0%		$2,404,140,568

[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]A portion or all of the security is on loan at July 31, 2015.
[d]Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin All Cap	Balance Sheet	Franklin Large
	Value Fund	Investment Fund	Cap Value Fund

Cost of investments	$47,715,276	$928,255,492	$160,869,173

Unrealized appreciation	$7,817,702	$361,879,382	$66,112,712
Unrealized depreciation	(1,708,235)	(118,515,969)	(9,842,594)
Net unrealized appreciation (depreciation)	$6,109,467	$243,363,413	$56,270,118

	Franklin
	MicroCap Value	Franklin MidCap	Franklin Small
	Fund	Value Fund	Cap Value Fund

Cost of investments	$255,193,785	$144,633,310	$1,875,977,378

Unrealized appreciation	$147,692,497	$27,202,567	$639,600,539
Unrealized depreciation	(31,656,602)	(8,703,452)	(105,458,810)
Net unrealized appreciation (depreciation)	$116,035,895	$18,499,115	$534,141,729

4. RESTRICTED SECURITIES

At July 31, 2015, Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin MicroCap Value Fund
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$181,146	$444,612
44,600	Smith Investment Co. LLC	1/20/09	-	29,284
	Total Restricted Securities (Value is 0.13% of Net Assets)		$181,146	$473,896

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund for the nine months ended July 31, 2015, were as shown below.

	Number of
	Shares				Number of Shares	Value at
Held at Beginning		Gross	Gross		Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions		of Period	Period	Income	Gain (Loss)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Trinity Place Holdings Inc. (Value is 0.70% of Net Assets)	1,200,000	-	-		1,200,000	$8,220,000	$-	$-

Franklin MicroCap Value Fund
Non-Controlled Affiliates
ACMAT Corp., A	274,900	-	-		274,900	$4,948,200	$-	$-
Cal Dive International Inc.	5,395,000	-	(5,395,000)		-	-	-	(9,361,898)
Continental Materials Corp.	129,700	-	-		129,700	1,942,257	-	-
Delta Apparel Inc.	800,000	-	(20,000)		780,000	9,586,200	-	45,170
Full House Resorts Inc.	1,600,000	-	-		1,600,000	2,512,000	-	-
Hardinge Inc.	934,900	-	-		934,900	7,946,650	56,094	-
Hurco Cos. Inc.	379,400	-	(14,400)		365,000	11,424,500	86,012	254,703
Magellan Petroleum Corp.	2,377,980	150,000	(2,340,480	) [b]	187,500	- [a]	-	(572,147)
Northeast Bancorp	437,000	22,500	-		459,500	4,742,040	13,560	-
Omega Protein Corp.	1,080,000	-	(200,000)		880,000	- [a]	-	1,301,749
Origen Financial Inc.	1,900,000	-	-		1,900,000	266,000	-	-
Sterling Construction Co.	745,000	588,400	(370,000)		963,400	4,518,346	-	(2,577,342)
Total Affiliated Securities (Value is 12.90% of Net Assets)						$47,886,193	$155,666	$(10,909,765)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Hooker Furniture Corp. (Value is 0.60% of Net Assets)	582,900	-	-		582,900	$14,543,355	$174,870	$-

[a]As of July 31, 2015, no longer an affiliate.
[b]A portion of the gross reduction w as the result of a corporate action.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$47,910,260	$-	$-	$47,910,260
Corporate Bonds	-	287,040	-	287,040
Short Term Investments	5,627,443	-	-	5,627,443
Total Investments in Securities	$53,537,703	$287,040	$-	$53,824,743

Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,071,029,393	$-	$-	$1,071,029,393
Escrow s and Litigation Trusts	-	-	964,043	964,043
Short Term Investments	99,625,469	-	-	99,625,469
Total Investments in Securities	$1,170,654,862	$-	$964,043	$1,171,618,905

Franklin Large Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$210,818,915	$-	$-	$210,818,915
Short Term Investments	6,320,376	-	-	6,320,376
Total Investments in Securities	$217,139,291	$-	$-	$217,139,291

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Industrial Conglomerates	$-	$-	$29,284	$29,284
Real Estate	6,124,138	-	444,612	6,568,750
All Other Equity Investments[a]	349,297,926	-	-	349,297,926
Short Term Investments	15,333,720	-	-	15,333,720
Total Investments in Securities	$370,755,784	$-	$473,896	$371,229,680

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$159,297,285	$-	$-	$159,297,285
Short Term Investments	3,395,670	439,470	-	3,835,140
Total Investments in Securities	$162,692,955	$439,470	$-	$163,132,425

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,241,130,902	$-	$-	$2,241,130,902
Corporate Bonds	-	13,369,920	-	13,369,920
Short Term Investments	148,187,650	7,430,635	-	155,618,285
Total Investments in Securities	$2,389,318,552	$20,800,555	$-	$2,410,119,107

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No.

2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 24, 2015

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date September 24, 2015